Changes in non-cash Operating Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement [Abstract]
Accounts receivable	$ 7,145	$ (15,511)
Inventories	(6,079)	(4,084)
Prepaid expenses and deposits	(1,310)	399
Accounts payable and accrued liabilities	(7,675)	(2,403)
Increase (decrease) in working capital	$ (7,919)	$ (21,599)